PREPAID EXPENSES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
PREPAID EXPENSES
Schedule of prepaid expenses
	March 31,	December 31,
	2026	2025
Insurance	$87,988	$174,313
Deposit	15,736	15,736
Other	103,704	77,717
Prepaid expenses	$207,428	$267,766

	December 31,	December 31,
	2025	2024
Insurance	$174,313	$165,041
Deposit	15,736	15,736
Other	77,717	11,860
Prepaid expenses	$267,766	$192,637